Loans and borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 1,163,900	$ 1,060,765
Support from Export-Import Bank for net purchase price of aircraft		80.00%
Net change in fair value of derivatives		$ (107,139)	0	$ 0
Export-Import Bank of United States [member]
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness		160,700	227,300
Borrowing on which fixed applicable interest rate is exercised		$ 83,600	128,100
Senior Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument Maturity Date	Apr. 15, 2025	Apr. 30, 2020
Description of conversion ratio of senior convertible notes		The initial conversion rate is 19.3564 shares per $1,000 principal amount of notes
Conversion price per principal amount		$ 51.66
Net change in fair value of derivatives		$ (107,100)
Borrowing interest rate	4.50%
Nominal Issue	$ 350,000	350,000
Fair Value		245,600
Fair value of the embedded derivative at initial recognition	$ 138,400
Finance lease [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		579,700	608,300
Finance lease [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 202,600	$ 225,200